SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 124,609	$ 103,548
Impairment of intangible assets	238,821	238,821
Valuation allowance	(332,846)
Total deferred tax assets	30,584	342,369
Temporary difference of intangible asset	25,200
Total deferred tax liabilities	$ 25,200